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                         SUPPLEMENT DATED FEBRUARY 3, 1999
                                   TO PROSPECTUS
                                 DATED MAY 1, 1998
                     PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                          INTEGRITY LIFE INSURANCE COMPANY



Morgan Stanley Universal Funds, Inc. has changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. This change should be noted on page 20 of your prospectus.









THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.